Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 21,951	$ 3,123	¥ 23,435
Restricted cash		343	49	1,239
Accounts receivable		22,198	3,158	10,374
Inventories		12,291	1,749	9,872
Advance to suppliers		11,334	1,613	9,466
Contract Assets		1,050	149
Other current assets		17,963	2,556	29,032
Total current assets		147,404	20,972	105,075
Non-current assets:
Property, plant and equipment, net		8,537	1,215	8,656
Intangible assets, net		62	9	132
Operating lease right-of-use assets, net		9,873	1,405	16,205
Long-term investments		133,942	19,056	134,114
Refundable deposit for investment		54	8	39,799
Other non-current assets		78,926	11,228	81,733
Total non-current assets		231,394	32,921	280,639
Total assets		378,798	53,893	385,714
Current liabilities:
Bank borrowings		18,972	2,699	17,972
Accounts payable		19,533	2,779	14,307
Accrued expenses and other liabilities		29,915	4,256	13,281
Income tax payables		7,947	1,131	5,169
Advances from customers		3,213	457	1,086
Operating lease liabilities – current		1,247	177	1,843
Total current liabilities		81,864	11,647	56,897
Non-current liabilities:
Operating lease liabilities – non-current		2,362	336	4,137
Bank borrowings				3,700
Total non-current liabilities		2,362	336	7,837
Total liabilities		84,226	11,983	64,734
Commitments and contingencies		5,800	825
Shareholders’ equity:
Ordinary shares	[1]
Additional paid-in capital		565,069	80,394	512,568
Translation reserve		(4,231)	(602)
Accumulated deficit		(289,818)	(41,233)	(221,098)
Total U POWER LIMITED’s shareholders’ equity		271,020	38,559	291,470
Non-controlling interests		17,752	2,526	29,510
Total equity		288,772	41,085	320,980
Total liabilities and equity		378,798	53,893	385,714
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares	[1]
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares	[1]
Related Party
Current assets:
Amount due from related parties		60,274	8,575	21,657
Current liabilities:
Amount due to related parties		¥ 1,037	$ 148	¥ 3,239

[1]	On March 25, 2024, the Company’s shareholders adopted an ordinary resolution to effect that every 100 ordinary shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one ordinary share with a par value of US$0.00001 each, which became effective on March 31, 2024. During fiscal year 2025, the Company issued an aggregate of 159,329,600 ordinary shares with a par value of US$0.0000001 each on a pre-consolidation basis, equivalent to 1,593,296 ordinary shares with a par value of US$0.00001 each on a post-consolidation basis. As of December 31, 2025, the Company had approximately 4,971,484 ordinary shares with a par value of US$0.00001 each issued and outstanding on a post-consolidation basis. This does not give effect to the 1-for-10 share consolidation effected on April 1, 2026.